Total Capital and Net Income Per Unit - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Capital Unit [Line Items]
Days after year-end where limited partner's have right to receive cash distribution	45 days
Minimum percentage of holding by unitholders to remove general partner	66.67%
Minimum [Member] | Common Stock [Member]
Capital Unit [Line Items]
Cash distribution per unit		$ 0.4625
Maximum [Member] | Common Stock [Member]
Capital Unit [Line Items]
Cash distribution per unit	$ 0.4625